Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2022
Consolidated statements of financial position [Abstract]
Consolidated statements of financial position

4. Consolidated statements of financial position

4.1. Property and equipment

	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2021	1,199,540	—	1,199,540
Additions	36,938	—	36,938
Disposals	—	—	—
Exchange differences	31,133	—	31,133
At December 31, 2021	1,267,611	—	1,267,611
Additions	160,491	—	160,491
Disposals	—	—	—
Exchange differences	25,236	—	25,236
At December 31, 2022	1,453,339	—	1,453,339

Accumulated depreciation
At January 1, 2021	(791,277)	—	(791,277)
Depreciation charge for the year	(181,900)	—	(181,900)
Disposals	—	—	—
Exchange differences	(20,060)	—	(20,060)
At December 31, 2021	(993,238)	—	(993,238)
Depreciation charge for the year	(113,894)	—	(113,894)
Disposals	—	—	—
Exchange differences	(17,286)	—	(17,286)
At December 31, 2022	(1,124,419)	—	(1,124,419)

Net book value
At December 31, 2021	274,373	—	274,373
At December 31, 2022	328,920	—	328,920

4.2. Right-of-use assets

	Buildings	Cars	Total
Cost	(in €)
At January 1, 2021	1,059,826	108,685	1,168,512
Additions	1,208,665	16,445	1,225,110
Disposals	—	—	—
Exchange differences	15,777	—	15,777
At December 31, 2021	2,284,269	125,130	2,409,399
Additions	281,429	—	281,429
Disposals	—	—	—
Exchange differences	13,645	—	13,645
At December 31, 2022	2,579,342	125,130	2,704,473

Accumulated depreciation
At January 1, 2021	(574,457)	(47,361)	(621,818)
Depreciation charge for the year	(342,897)	(28,654)	(371,551)
Disposals	—	—	—
Exchange differences	(7,952)	—	(7,952)
At December 31, 2021	(925,306)	(76,015)	(1,001,321)
Depreciation charge for the year	(354,408)	(30,024)	(384,432)
Disposals	—	—	—
Exchange differences	(6,911)	—	(6,911)
At December 31, 2022	(1,286,625)	(106,039)	(1,392,664)

Net book value
At December 31, 2021	1,358,962	49,116	1,408,078
At December 31, 2022	1,292,717	19,092	1,311,809

4.3. Intangible Assets

	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2021	719,593	—	719,593
Additions	840	—	840
Reclassification	—	—	—
Exchange differences	508	—	508
At December 31, 2021	720,942	—	720,942
Additions	1,900	—	1,900
Reclassification	—	—	—
Exchange differences	408	—	408
At December 31, 2022	723,250	—	723,250

Accumulated amortization
At January 1, 2021	(369,410)	—	(369,410)
Amortization charge for the year*	(115,982)	—	(115,982)
Exchange differences	(334)	—	(334)
At December 31, 2021	(485,726)	—	(485,726)
Amortization charge for the year	(98,271)	—	(98,271)
Exchange differences	(348)	—	(348)
At December 31, 2022	(584,345)	—	(584,345)

Net book value
At December 31, 2021	235,216	—	235,216
At December 31, 2022	138,905	—	138,905

Amortization of intangible assets is included in the line items ‘research and development expenses’ (2022: €858, 2021: €10,192, 2020: €27,937) and ‘general and administrative expenses’ (2022: €97,413, 2021: €105,790, 2020: €102,026) in the consolidated statements of operations and comprehensive loss.

4.4. Leases

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company’s leases of office space. The lease terms of the Company’s premises expire as follows: Jena, Germany in December 2025, Martinsried, Germany in May 2027 and Ann Arbor, Michigan, United States in April 2024.

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2022	2021
	(in €)
As of January 1	1,432,526	559,041
Additions	281,429	1,225,110
Derecognition	(20,555)	(20,555)
Payments	(343,874)	(340,088)
Short-term liability for accrued interest expense	304	1,136
Foreign exchange difference	6,854	7,882
As of December 31	1,356,684	1,432,526

The following are the amounts recognized in profit or loss:

	2022	2021	2020
	(in €)
Depreciation expense of right-of-use assets (see Note 4.2)	384,432	371,551	362,137
Interest expense on lease liabilities	21,947	14,055	7,311
Rental expense from leases	6,261	6,261	6,275
Thereof short-term leases (included in administrative expenses)	—	—	937
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	5,338
Total amounts recognized in profit or loss	412,640	391,867	375,723

The Group had total cash outflows for leases of €391,743 in 2022 (€379,868 in 2021, €374,698 in 2020).

4.5. Other assets

Other assets	December 31, 2022	December 31, 2021
	(in €)
Non-current other assets
Prepaid expense	308,066	336,566
Total	308,066	336,566
Current other assets
Prepayments on R&D projects	9,776,505	10,649,174
Prepaid expense	1,841,935	334,284
Employee benefits	2,552,071	—
Total	14,170,511	10,983,458
Total other assets	14,478,577	11,320,024

Prepayments on R&D projects consists of prepayments on CRO and manufacturing contracts. Prepaid expense mainly consists of prepaid insurance expense.

4.6. Income tax

4.6.1. Income tax reconciliation

The table below shows a reconciliation between the product of loss before tax multiplied by the Company’s applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2022	2021	2020
		(in €)
Loss for the period (accounting profit before income tax)	(29,484,611)	(45,630,059)	(33,983,614)
Tax rate	29.2%	28.5%	28.7%
Tax benefits at tax rate	8,610,381	13,001,984	9,761,910
Temporary differences and tax losses for which no deferred tax asset was recognized	(7,480,169)	(10,988,805)	(11,492,449)
Non-recognition of tax effect on share-based payments	(1,251,830)	(1,959,606)	1,739,348
Non-deductible expenses for tax purposes	(22,067)	(3,758)	(71.365)
Other differences due to tax rate	143,686	(49,815)	62,556
Income tax	—	—	—

The tax rate applied above represents the weighted average of the statutory tax rates in Germany and the United States. In Germany, InflaRx N.V. and its German subsidiary InflaRx GmbH are subject to corporate income tax (2022/2021/2020: 15%), a solidarity surcharge (2022/2021/2020: 0.8%) and trade taxes (2022: 13.7%; 2021: 12.8%; 2020: 13.0%). This equals an average total tax rate of 29.5% in 2022 (2021: 28.6%; 2020: 28.9%). InflaRx Pharmaceuticals, Inc., Ann Arbor, Michigan, United States is subject to an average total tax rate of 25.74% in 2022 (2021 25.74%; 2020: 27.0%), which is made up of U.S. federal tax (2022, 2021, 2020: 21%) and state tax of 4.74% in 2022 (2021: 4.74%; 2020: 6%).

4.6.2. Tax losses carried forward

The Group has total tax loss carryforwards of €211.3 million (2021: €186.9 million) from three areas that cannot be utilized outside these areas:

●	As of December 31, 2022 the Group had €163.4 million (2021: €142.0 million) for corporate income purposes and €131.6 million (2021: €110.2 million) for trade tax purposes of unrecognized and unused tax losses carried forward attributable to the tax group formed by InflaRx N.V. since 2018; these tax losses do not expire and may not be used to offset taxable income elsewhere in the Group. Since January 1, 2018, InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.

●	Tax losses of InflaRx GmbH until December 31, 2017 (€34.8 million) are frozen from 2018 onwards due to the tax group with InflaRx N.V. Those losses of InflaRx GmbH do not expire and may be used to offset future taxable income of InflaRx GmbH only.

●	In addition, the Group still has tax loss carryforwards of $14.1 million or €13.2 million (2021: $11.5 million or €10.2 million) from the operations of InflaRx Pharmaceuticals, Inc. which can also only be utilized there, generally do not expire, but are generally limited to 80% of taxable income.

As of December 31, 2022, 2021 and 2020, no deferred tax assets were recognized for the carryforward of unused tax losses.

4.6.3. Current income tax receivable

Current income tax receivable includes tax claims because of income tax withheld on interest income earned by the Group on the financial assets (2022: €791,344, 2021: €812,689). The Company is reimbursed for the payments after filing a tax return.

4.7. Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2021 and December 31, 2020:

Financial assets and financial liabilities	December 31, 2022	December 31, 2021
	(in €)
Financial assets at amortized cost
Non-current financial assets	2,900,902	27,206,990
Financial assets from government grants	732,971	—
Other current financial assets	64,791,088	57,162,266
Financial liabilities at amortized cost
Liabilities from government grants	6,209,266	8,300,000
Trade and other payables	4,987,538	8,574,244

The fair value of current and non-current financial assets amounted to €68.5 million (level 1; 2021: €84.4 million). The Group’s financial assets at amortized cost consist mainly of quoted debt securities with fixed interest rates that are graded highly by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

The maturities of all securities held as of December 31, 2022 are between one and sixteen months (2021: between two and sixteen months); they bear nominal fixed interest in the range of 0.0% to 4.125% (2021: 0.0% to 7.875%).

As of December 31, 2022, financial assets from government grants amount to €0.7 million. These €0.7 million are claims for eligible costs incurred as of Q4 2022, which the Company expects to request for payment in future periods.

Liabilities from government grants partly comprise funds received for advance payments to third parties. If goods or services from such third parties have not been received, corresponding amounts are not recognized as other income. The Company’s right to retain these funds is contingent on meeting all grant conditions.

4.8. Cash and cash equivalents

Cash and cash equivalents	December 31, 2022	December 31, 2021
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	3,422	12,584,892
Total	3,422	12,584,892
Cash at banks
Cash held in U.S. dollars	8,645,014	7,612,467
Cash held in U.S. Euro	7,616,918	6,052,636
Total	16,261,932	13,665,103
Total cash and cash equivalents	16,265,354	26,249,995

4.9. Equity

4.9.1. Issued capital

As of December 31, 2022, the issued capital of the Company is divided into 44,703,763 ordinary shares (2021: 44,203,763). The nominal value per share is €0.12. All shares issued are fully paid and have the same rights on the distribution of dividends and the repayment of capital.

On July 8, 2020, the Company filed a Form F-3 (Registration Statement) with the U.S. Securities and Exchange Commission (the “SEC”) with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement (Prospectus Supplement) relating to an at-the-market program providing for the sale of up to $50.0 million of its ordinary shares over time pursuant a Sales Agreement with SVB Leerink LLC (the “Sales Agreement”). As of December 31, 2020, the Company had issued 1,958,186 ordinary shares resulting in €9.0 million in net proceeds to the Company. During the fiscal year 2021, the Company issued 610,022 ordinary shares under its at-the-market program resulting in €2.8 million in net proceeds. Following these and previous issuances under this program, the remaining value authorized for sale under the Sales Agreement amounted to $35.2 million as of December 31, 2021 and as of December 31, 2022, since during the fiscal year 2022, no shares were issued by the Company under the at-the-market program.

On February 25, 2021, the Company sold an aggregate of 15,000,000 ordinary shares through a public offering. The ordinary shares were sold at a price of $5.00 per share and have a nominal value of €0.12 per share. For each ordinary share purchased, an investor also received a warrant to purchase an ordinary share at an exercise price of $5.80. The shares and warrants were issued and the transaction closed on March 1, 2021 with gross offering proceeds to the Group from this offering of $75.0 million (€62.2 million), before deducting $4.5 million (€3.7 million) in underwriting discounts and other offering expenses of $0.4 million (€0.3 million). The warrants were exercisable immediately and expired on March 1, 2022. No warrants were exercised.

In connection with amending the Co-Development Agreement with Staidson (Beijing) BioPharmaceuticals Co., Ltd. (“Staidson”) on December 21, 2022, the Company entered into a share purchase agreement with Staidson pursuant to which Staidson purchased ordinary shares of the Company for an aggregate amount of $2.5 million (€2.3 million) at a price of $5.00 per share, resulting in the sale of 500,000 additional shares. Under the terms of the share purchase agreement, at the Company’s option, Staidson may purchase additional shares for an aggregate purchase price of $7.5 million, which is subject to certain conditions. The accounting impact of this put option is not material. For additional information we refer to Note 7.4.

4.9.2. Authorized capital

According to the articles of association of the Company, up to 110,000,000 ordinary shares and up to 110,000,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In order to deter acquisition bids, the Company’s general meeting of shareholders approved the right of an independent foundation under Dutch law, or protective foundation, to exercise a call option pursuant to the call option agreement, upon which preferred shares will be issued by the Company to the protective foundation of up to 100% of the Company’s issued capital held by others than the protective foundation, minus one share. The protective foundation is expected to enter into a finance arrangement with a bank or, subject to applicable restrictions under Dutch law, the protective foundation may request the Company to provide, or cause the Company’s subsidiaries to provide, sufficient funding to the protective foundation to enable it to satisfy its payment obligation under the call option agreement.

These preferred shares will have both a liquidation and dividend preference over the Company’s ordinary shares and will accrue cash dividends at a pre-determined rate. The protective foundation would be expected to require the Company to cancel its preferred shares once the perceived threat to the Company and its stakeholders has been removed or sufficiently mitigated or neutralized. The Company believes that the call option does not represent a significant fair value based on a level 3 valuation since the preferred shares are restricted in use and can be cancelled by the Company.

For the year ended December 31, 2022, the Company expensed €60,000 of ongoing costs to reimburse expenses incurred by the protective foundation.

4.9.3. Nature and purpose of equity reserves

In addition to the issued capital, the Company discloses the following other reserves:

●	Share premium records the amounts paid in upon issuance of ordinary shares in excess of nominal value of €0.12 per share, net of related transaction costs.

●	The other capital reserves include the expense resulting from the issue of share options.

●	Accumulated deficit includes the losses of previous reporting periods.

●	Other components of equity exclusively include currency reserves from the conversion of financial statements in foreign currencies.

4.10. Trade and other payables

Trade and other Payables	December 31, 2022	December 31, 2021
	(in €)
Accrued liabilities from R&D projects	2,254,550	5,924,720
Accounts payable	1,566,400	1,685,037
Other accrued liabilities and payables	1,166,588	964,486
Total trade and other payables	4,987,538	8,574,243

Accrued liabilities from R&D projects include services from the Company’s ongoing projects that have not yet been invoiced to the Company as of the reporting date.